OTHER COMPREHENSIVE INCOME (LOSS) - Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of analysis of other comprehensive income by item [abstract]
Income tax relating to cash flow hedges included in other comprehensive income	$ (9)	$ (12)	$ 4
Income tax relating to investments in equity instruments included in other comprehensive income	2	59	(11)
Income tax relating to revaluation surplus	$ 72	$ 120	$ (49)